Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues (expenses)
General and administrative expenses	R$ 876,873
Discontinued operations
Net income	R$ 2,687,939	R$ 2,799,370	R$ 2,327,168
Common shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	R$ 0.89888	R$ 0.74447	R$ 0.75215
Diluted earnings (loss) per share from continuing operations	0.89743	0.74335	0.75215
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.90524	0.89163	0.78574
Diluted earnings (loss) per share	0.90379	0.89051	0.78574
Class A Preferred Shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0	0.81978	0.87237
Diluted earnings (loss) per share from continuing operations	0	0.81978	0.87237
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0	0.98165	0.90931
Diluted earnings (loss) per share	0	0.98165	0.90931
Class B Preferred Shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0	0.81899	0.76906
Diluted earnings (loss) per share from continuing operations	0	0.81899	0.76906
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0	0.98086	0.80600
Diluted earnings (loss) per share	R$ 0	R$ 0.98087	R$ 0.80600
Companhia Paranaense De Energia Copel [Member]
Operating revenues (expenses)
General and administrative expenses	R$ (177,901)	R$ (165,896)	R$ (177,097)
Other revenues (expenses), net	(217)	(87,455)	(38,990)
Result of equity in investees	2,916,352	2,512,087	2,332,609
Expenses, by nature	2,738,234	2,258,736	2,116,522
Operating income before financial results	2,738,234	2,258,736	2,116,522
Financial income (expenses)
Financial revenues	111,888	211,411	145,881
Financial expenses	(149,817)	(147,583)	(115,669)
Total Financial income (expenses)	(37,929)	63,828	30,212
Operating income	2,700,305	2,322,564	2,146,734
Income tax and social contribution
Income tax and social contribution	(9,069)	6,732	(5,737)
Deferred income tax and social contribution	(21,520)	16,645	17,080
Total Income tax and social contribution	(30,589)	23,377	11,343
Net income from continuing operations	2,669,716	2,345,941	2,158,077
Discontinued operations
Net income (loss) from discontinued operations	18,898	463,690	100,733
Net income	R$ 2,688,614	R$ 2,809,631	R$ 2,258,810
Companhia Paranaense De Energia Copel [Member] | Common shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	R$ 0.90524	R$ 0.89163	R$ 0.78574
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Diluted earnings (loss) per share	0.90379	0.89051	0.78574
Companhia Paranaense De Energia Copel [Member] | Class A Preferred Shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0	0.98165	0.90931
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Diluted earnings (loss) per share	0	0.98165	0.90931
Companhia Paranaense De Energia Copel [Member] | Class B Preferred Shares
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0	0.98086	0.80600
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Diluted earnings (loss) per share	R$ 0	R$ 0.98087	R$ 0.80600